UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:  BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock International Index Fund of BlackRock Index Funds, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master International Index Series of Quantitative Master Series LLC	$145,450	$164,829,290

Total Investments (Cost - $224,803,839) - 100.0%		164,829,290
Liabilities in Excess of Other Assets - (0.0)%		(40,787)

Net Assets - 100.0%		$164,788,503

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Level 1	—
Level 2	$164,829,290
Level 3	—

Total	$164,829,290

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 6.5%	AGL Energy Ltd.	37,661	$390,690
	AMP Ltd.	167,011	545,216
	AXA Asia Pacific Holdings Ltd.	72,864	172,595
	Alumina Ltd.	125,666	113,272
	Amcor Ltd.	71,378	220,763
	Aristocrat Leisure Ltd.	22,855	54,410
	Australia & New Zealand Banking Group Ltd.	174,251	1,904,099
	Australian Stock Exchange Ltd.	14,677	299,254
	BHP Billiton Ltd.	286,666	6,335,679
	Bendigo and Adelaide Bank Ltd.	20,287	115,336
	Billabong International Ltd.	12,686	74,941
	BlueScope Steel Ltd.	74,973	134,494
	Boral Ltd.	50,019	125,788
	Brambles Ltd.	118,982	396,909
	CFS Retail Property Trust	148,618	168,863
	CSL Ltd.	51,681	1,167,815
	CSR Ltd.	111,831	93,528
	Caltex Australia Ltd.	12,081	75,059
	Coca-Cola Amatil Ltd.	47,908	288,711
	Cochlear Ltd.	3,890	135,652
	Commonwealth Bank of Australia Ltd.	125,885	3,022,075
	Computershare Ltd.	33,896	206,678
	Crown Ltd.	40,471	179,652
	DB RREEF Trust	301,084	156,855
	Fairfax Media Ltd.	188,043	133,072
	Fortescue Metals Group Ltd. (a)	109,670	195,643
	Foster’s Group Ltd.	166,479	585,482
	General Property Trust	404,333	122,786
	Goodman Fielder Ltd.	77,271	55,997
	Goodman Group	227,998	51,755
	Harvey Norman Holdings Ltd.	44,194	78,919
	Incitec Pivot Ltd.	143,533	212,678
	Insurance Australia Group Ltd.	170,317	413,649
	James Hardie Industries NV	35,273	103,210
	Leighton Holdings Ltd.	12,576	168,593
	Lend Lease Corp., Ltd.	27,961	126,983
	Lion Nathan Ltd.	22,731	127,361
	Macquarie Airports Group	51,082	64,486
	Macquarie Group Ltd.	25,214	474,783
	Macquarie Infrastructure Group	207,733	212,817
	Macquarie Office Trust	106,454	12,646
	Metcash Ltd.	65,775	185,245
	Mirvac Group	104,197	61,159
	National Australia Bank Ltd.	159,731	2,229,745
	Newcrest Mining Ltd.	40,950	942,646
	Nufarm Ltd.	7,277	57,425
	OZ Mineral Ltd.	230,335	88,891

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	OneSteel Ltd.	66,281	$104,145
	Orica Ltd.	29,652	305,866
	Origin Energy Ltd.	75,306	774,760
	Perpetual Trustees Australia Ltd.	1,777	33,328
	QBE Insurance Group Ltd.	84,374	1,131,878
	Qantas Airways Ltd.	77,188	93,266
	Rio Tinto Ltd.	24,427	970,131
	SP AusNet	91,032	57,514
	Santos Ltd.	51,987	611,884
	Sims Metal Management Ltd.	13,208	156,879
	Sonic Healthcare Ltd.	31,035	239,060
	Stockland	132,813	283,761
	Suncorp-Metway Ltd.	101,171	422,534
	Tabcorp Holdings Ltd.	45,093	203,658
	Tatts Group Ltd.	98,432	189,454
	Telstra Corp. Ltd.	368,496	822,577
	Toll Holdings Ltd.	56,456	245,635
	Transurban Group	95,317	309,626
	Wesfarmers Ltd. Ordinary Shares	86,741	1,138,196
	Wesfarmers Ltd. Partially Protected Shares	12,455	164,582
	Westfield Group	172,694	1,197,114
	Westpac Banking Corp.	238,549	3,150,052
	Woodside Petroleum Ltd.	41,228	1,098,157
	Woolworths Ltd.	103,941	1,804,068
	WorleyParsons Ltd.	13,235	166,792

			38,759,222

Austria - 0.3%	Erste Bank der Oesterreichischen Sparkassen AG	16,773	284,097
	OMV AG	14,515	485,586
	Raiffeisen International Bank Holding AG	4,730	133,190
	Strabag SE	4,955	97,215
	Telekom Austria AG	30,350	459,465
	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	5,911	224,339
	Vienna Insurance Group	2,331	66,897
	Voestalpine AG	10,194	133,245
	Wienerberger AG	7,093	55,813

			1,939,847

Belgium - 0.9%	Anheuser-Busch InBev NV	62,844	1,730,427
	Anheuser-Busch InBev NV VVPR Strip (a)	24,368	97
	Belgacom SA	14,890	466,636
	Colruyt SA	1,471	337,346
	Delhaize Group	8,833	573,210
	Dexia NV	46,690	160,969
	Fortis	189,895	346,954
	Groupe Bruxelles Lambert SA	7,108	482,602
	KBC Bancassurance Holding	14,083	227,510
	Mobistar SA	2,738	172,884
	Nationale A Portefeuille	3,872	179,731

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Solvay SA	5,227	$366,577
	UCB SA	8,700	256,301
	Umicore SA	11,341	209,586

			5,510,830

Bermuda - 0.1%	Mongolia Energy Co. Ltd. (a)	244,297	70,515
	Pacific Basin Shipping Ltd.	146,713	66,878
	SeaDrill Ltd.	26,734	258,422
	Yue Yuen Industrial Holdings Ltd.	38,785	88,586

			484,401

Cayman Islands - 0.0%	Foxconn International Holdings Ltd. (a)	148,529	62,895
	Hopewell Highway Infrastructure Ltd.	5,634	3,179
	Lifestyle International Holdings Ltd.	32,013	25,673

			91,747

Denmark - 0.8%	A P Moller - Maersk A/S Class A	50	217,197
	A P Moller - Maersk A/S Class B	97	426,245
	Carlsberg A/S	6,299	258,660
	Coloplast A/S Class B	1,714	105,341
	Danisco A/S	4,513	135,235
	Danske Bank A/S	39,851	335,652
	Dsv A/S	16,832	123,675
	FLS Industries A/S Class B	4,717	120,192
	Jyske Bank (a)	3,300	75,315
	Novo-Nordisk A/S Class B	39,427	1,890,362
	Novozymes A/S Class B	4,067	294,215
	Topdanmark A/S (a)	1,551	152,682
	TrygVesta A/S	2,219	112,282
	Vestas Wind Systems A/S (a)	16,259	714,261
	William Demant Holding (a)	1,330	53,564

			5,014,878

Finland - 1.2%	Elisa Corp.	13,141	191,550
	Fortum Oyj	39,245	747,524
	Kesko Oyj Class B	6,235	129,352
	Kone Oyj Class B	13,564	280,991
	Metso Oyj	11,856	140,068
	Neste Oil Oyj	11,359	150,982
	Nokia Oyj	322,203	3,768,309
	Nokian Renkaat Oyj	9,415	110,355
	OKO Bank	7,080	41,765
	Orion Oyj	5,513	79,779
	Outokumpu Oyj	10,368	112,177
	Rautaruukki Oyj	7,096	113,541
	Sampo Oyj	37,840	557,965
	Sanoma Oyj	4,060	51,828
	Stora Enso Oyj Class R	53,245	188,606
	UPM-Kymmene Oyj	46,654	269,261
	Wartsila Oyj	7,230	152,478

			7,086,531

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

France - 10.0%	AXA SA	130,782	$1,569,707
	Accor SA	16,723	582,020
	Aeroports de Paris	2,398	127,669
	Air France-KLM	11,955	106,298
	Air Liquide	20,946	1,703,300
	Alcatel SA	204,260	381,869
	Alstom	18,051	936,059
	Atos Origin SA	6,166	158,190
	BNP Paribas SA	69,420	2,864,036
	BioMerieux	1,193	93,113
	Bouygues	21,135	755,261
	Bureau Veritas SA	4,034	152,650
	CNP Assurances	3,247	204,776
	Cap Gemini SA	12,634	406,046
	Carrefour SA	53,856	2,100,926
	Casino Guichard Perrachon SA	3,855	250,835
	Christian Dior SA	4,815	263,750
	Cie de Saint-Gobain SA	31,393	879,603
	Cie Generale d’Optique Essilor International SA	17,775	686,782
	Compagnie Generale de Geophysique SA (a)	13,120	151,883
	Compagnie Generale des Etablissements Michelin	12,919	478,836
	Credit Agricole SA	75,180	829,507
	Dassault Systemes SA	5,720	222,120
	EDP Renovaveis SA (a)	17,823	145,576
	Eiffage	3,338	155,286
	Electricite de France SA	17,664	692,764
	Eramet	461	101,747
	Eurazeo	2,508	67,191
	European Aeronautic Defense and Space Co.	28,736	333,909
	Eutelsat Communications	8,923	189,624
	France Telecom SA	154,878	3,530,786
	GDF Suez	92,495	3,172,085
	Gecina SA	1,392	53,399
	Groupe Danone	36,876	1,794,520
	Hermes International	4,700	546,795
	ICADE	1,353	95,795
	Iliad SA	1,114	103,850
	Imerys SA	2,523	92,704
	Ipsen	2,182	84,010
	JC Decaux SA	5,607	63,518
	Klepierre	7,347	129,076
	L’Oreal SA	20,569	1,414,026
	LVMH Moet Hennessy Louis Vuitton SA	20,724	1,300,468
	Lafarge SA	11,452	517,019
	Lagardere S.C.A.	10,889	305,560
	Legrand Promesses	9,435	163,921
	M6-Metropole Television SA	5,485	89,505

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Natixis	90,048	$152,813
	Neopost SA	2,741	212,567
	PagesJaunes Groupe SA	11,204	94,714
	Pernod-Ricard SA	14,425	803,901
	Peugeot SA	13,684	258,786
	Pinault-Printemps-Redoute	6,697	429,347
	Publicis Groupe	11,154	285,935
	Renault SA	15,688	322,579
	STMicroelectronics NV	60,216	301,305
	Safran SA	16,573	154,282
	Sanofi-Aventis	89,412	5,017,916
	Schneider Electric SA	18,786	1,249,396
	Scor SE	15,455	317,595
	Societe BIC SA	1,668	81,959
	Societe Des Autoroutes Paris-Rhin-Rhone	1,437	91,659
	Societe Generale SA	39,374	1,540,191
	Societe Television Francaise 1	10,396	81,471
	Sodexho Alliance SA	8,328	379,341
	Suez Environnement SA (a)	23,764	349,448
	Technip SA	9,002	317,335
	Thales SA	7,881	298,430
	Total SA	181,410	8,970,638
	Unibail - Rodamco	7,215	1,020,975
	Valeo SA	6,460	94,446
	Vallourec SA	4,672	433,149
	Veolia Environnement SA	33,251	694,348
	Vinci SA	35,320	1,311,242
	Vivendi SA	99,131	2,621,917
	Wendel	2,216	58,531
	Zodiac Aerospace	3,520	89,191

			59,083,777

Germany - 7.6%	Adidas-Salomon AG	17,353	575,935
	Allianz AG Registered Shares	38,595	3,230,507
	BASF SE	78,672	2,377,570
	Bayer AG	64,618	3,087,230
	Bayerische Motoren Werke AG	29,123	840,060
	Bayerische Motoren Werke AG (Preference Shares)	5,309	91,232
	Beiersdorf AG	7,770	347,999
	Celesio AG	7,514	138,333
	Commerzbank AG	60,449	321,573
	DaimlerChrysler AG	76,404	1,925,030
	Deutsche Bank AG Registered Shares	45,872	1,837,461
	Deutsche Boerse AG	16,506	990,295
	Deutsche Lufthansa AG	20,149	218,288
	Deutsche Post AG	73,176	788,485
	Deutsche Postbank AG	7,342	116,330
	Deutsche Telekom AG	237,381	2,940,205

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	E.ON AG	162,316	$4,501,699
	Fraport AG	2,921	93,797
	Fresenius AG	2,764	104,638
	Fresenius AG (Preference Shares)	7,111	325,298
	Fresenius Medical Care AG	16,729	649,162
	GEA Group AG	12,993	138,305
	Hamburger Hafen und Logistik AG	2,544	62,610
	Hannover Rueckversicherung AG Registered Shares	5,336	169,968
	HeidelbergCement AG	2,346	76,853
	Henkel KGaA	11,896	300,091
	Hochtief AG	3,709	139,733
	K+S AG	13,070	604,203
	Linde AG	11,800	801,199
	MAN AG	9,287	403,122
	Merck KGaA	5,601	494,886
	Metro AG	9,987	329,285
	Muenchener Rueckversicherungs AG Registered Shares	17,475	2,127,866
	Porsche Automobil Holding SE (Preference Shares)	7,884	369,354
	Puma AG Rudolf Dassler Sport	573	86,747
	Q-Cells AG (a)	5,432	105,778
	Qiagen NV (a)	16,105	256,498
	RWE AG	37,696	2,639,877
	SAP AG	73,049	2,554,322
	Salzgitter AG	3,391	188,733
	Siemens AG	73,938	4,221,102
	Solarworld AG	7,403	150,955
	Suedzucker AG	5,494	105,983
	TUI AG	18,871	100,628
	ThyssenKrupp AG	31,643	552,056
	United Internet AG	11,411	94,856
	Volkswagen AG	7,496	2,301,925
	Wacker Chemie AG	1,383	114,220

			44,992,282

Greece - 0.5%	Alpha Bank AE	33,709	223,722
	Coca-Cola Hellenic Bottling Co. SA	13,307	191,260
	EFG Eurobank Ergasias SA	27,217	157,218
	Hellenic Petroleum SA	6,553	62,601
	Hellenic Telecommunications Organization SA	23,844	357,414
	Marfin Investment Group SA	53,258	192,987
	National Bank of Greece SA	43,816	665,548
	OPAP SA	19,803	523,482
	Piraeus Bank SA	27,189	180,670
	Public Power Corp.	9,270	168,232
	Titan Cement Co. SA	3,439	73,341

			2,796,475

Hong Kong - 2.2%	ASM Pacific Technology Ltd.	12,504	43,803
	BOC Hong Kong Holdings Ltd.	323,400	331,219

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Bank of East Asia Ltd.	136,333	$263,431
	CLP Holdings Ltd.	178,687	1,227,767
	Cathay Pacific Airways Ltd.	106,263	105,409
	Cheung Kong Holdings Ltd.	120,835	1,041,457
	Cheung Kong Infrastructure Holdings Ltd.	31,500	126,022
	Chinese Estates Holdings Ltd.	78,000	94,661
	Esprit Holdings Ltd.	92,100	469,927
	Hang Lung Group Ltd.	83,000	252,808
	Hang Lung Properties Ltd.	167,000	392,877
	Hang Seng Bank Ltd.	66,753	673,676
	Henderson Land Development Co., Ltd.	93,491	356,498
	The Hong Kong & China Gas Ltd.	323,290	509,606
	Hong Kong Aircraft Engineering Co. Ltd.	3,200	27,538
	Hong Kong Exchanges and Clearing Ltd.	89,927	848,682
	HongKong Electric Holdings Ltd.	121,000	718,908
	Hopewell Holdings Ltd.	56,349	148,395
	Hutchison Telecommunications International Ltd.	158,647	49,628
	Hutchison Whampoa Ltd.	186,176	913,951
	Hysan Development Co. Ltd.	56,791	96,113
	Kerry Properties Ltd.	55,000	132,561
	Kingboard Chemical Holdings Ltd.	50,647	104,131
	Li & Fung Ltd.	203,990	478,215
	The Link REIT	184,414	365,642
	MTR Corp.	115,000	276,375
	NWS Holdings Ltd.	79,000	106,755
	New World Development Ltd.	214,484	214,104
	Orient Overseas International Ltd.	17,057	42,423
	Shangri-La Asia Ltd.	92,990	105,607
	Sino Land Co.	160,421	160,725
	Sun Hung Kai Properties Ltd.	122,324	1,097,611
	Swire Pacific Ltd. Class A	68,077	453,997
	Television Broadcasts Ltd.	17,000	54,376
	Wharf Holdings Ltd.	112,870	281,026
	Wheelock and Co., Ltd.	91,000	153,047
	Wing Hang Bank Ltd.	10,500	50,328

			12,769,299

Ireland - 0.3%	Anglo Irish Bank Corp. Plc	62,641	1
	CRH Plc	46,938	1,011,387
	Elan Corp. Plc (a)	37,704	255,489
	Kerry Group Plc	10,288	208,547
	Ryanair Holdings Plc (a)	35,968	137,697

			1,613,121

Italy - 3.2%	A2A SpA	110,110	167,178
	ACEA SpA	7,973	95,218
	Alleanza Assicurazioni SpA	37,149	209,308
	Assicurazioni Generali SpA	88,587	1,518,076
	Autogrill SpA	8,807	50,733

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Autostrade SpA	22,588	$340,913
	Banca Carige SpA	61,682	202,059
	Banca Monte dei Paschi di Siena SpA	216,608	299,502
	Banca Popolare di Milano Scrl	34,459	171,395
	Banco Popolare SpA	56,155	257,716
	Bulgari SpA	12,838	56,451
	Enel SpA	365,243	1,751,441
	Eni SpA	221,702	4,292,657
	Exor SpA	8,247	83,164
	Fiat SpA	64,040	448,436
	Finmeccanica SpA	35,475	441,547
	Fondiaria-Sai SpA	6,498	75,949
	Intesa Sanpaolo SpA	643,713	1,770,525
	Intesa Sanpaolo SpA (Non-Convertible Savings Shares)	68,618	129,097
	Italcementi SpA	6,190	62,648
	Italcementi SpA (Non-Convertible Savings Shares)	10,722	56,513
	Lottomatica SpA	6,535	107,436
	Luxottica Group SpA	12,204	188,569
	Mediaset SpA	67,339	300,189
	Mediobanca SpA	43,163	365,805
	Mediolanum SpA	27,409	94,464
	Parmalat SpA	146,382	301,368
	Pirelli & C. SpA	204,382	47,696
	Prysmian SpA	9,524	94,837
	Saipem SpA	23,126	411,482
	Saras SpA	19,965	52,275
	Snam Rete Gas SpA	68,615	368,165
	Telecom Italia SpA	845,200	1,089,662
	Telecom Italia SpA (Non-Convertible Savings Shares)	531,106	540,073
	Terna SpA	105,250	327,634
	Unicredit SpA	1,024,839	1,686,751
	Unione Di Banche Italiane ScpA	53,164	585,398
	Unipol SpA	54,783	48,508
	Unipol SpA (Preference Shares)	53,172	31,506

			19,122,344

Japan - 23.6%	The 77 Bank Ltd.	22,000	109,740
	Abc-Mart Inc.	1,600	30,540
	Acom Co., Ltd.	4,160	118,176
	Advantest Corp.	14,800	223,483
	Aeon Co., Ltd.	54,800	362,229
	Aeon Credit Service Co., Ltd.	8,900	81,477
	Aeon Mall Co. Ltd.	3,600	46,306
	Aioi Insurance Co., Ltd.	45,000	175,212
	Aisin Seiki Co., Ltd.	16,500	264,768
	Ajinomoto Co., Inc.	57,000	404,086
	Alfresa Holdings Corp.	1,900	69,625
	All Nippon Airways Co., Ltd.	43,000	168,223

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Alps Electric Co., Ltd.	17,700	$61,189
	Amada Co., Ltd.	28,000	149,599
	Aozora Bank Ltd.	70,000	77,468
	Asahi Breweries Ltd.	34,200	410,203
	Asahi Glass Co., Ltd.	87,100	462,411
	Asahi Kasei Corp.	102,000	370,463
	Asics Corp.	14,000	97,694
	Astellas Pharma, Inc.	41,100	1,271,886
	The Bank of Kyoto Ltd.	26,000	220,827
	The Bank of Yokohama Ltd.	106,000	454,477
	Benesse Corp.	5,600	206,281
	Bridgestone Corp.	52,700	764,207
	Brother Industries Ltd.	23,000	170,500
	Canon, Inc.	89,900	2,620,749
	Canon Marketing Japan, Inc.	4,700	66,212
	Casio Computer Co., Ltd.	19,000	135,897
	Central Japan Railway Co.	134	755,602
	The Chiba Bank Ltd.	65,000	323,994
	Chubu Electric Power Co., Inc.	56,800	1,251,909
	Chugai Pharmaceutical Co., Ltd.	18,000	306,646
	The Chugoku Bank Ltd.	16,000	205,222
	Chugoku Electric Power Co.	22,500	487,773
	Chuo Mitsui Trust Holdings, Inc.	84,000	261,287
	Citizens Holding Co., Ltd.	32,400	132,957
	Coca-Cola West Holdings Co., Ltd.	3,300	52,796
	Cosmo Oil Co., Ltd.	37,000	112,635
	Credit Saison Co., Ltd.	15,900	157,694
	DIC Corp.	30,000	44,067
	Dai Nippon Printing Co., Ltd.	51,000	470,031
	Daicel Chemical Industries Ltd.	14,000	50,462
	Daido Steel Co., Ltd.	24,000	59,785
	Daihatsu Motor Co., Ltd.	20,000	158,086
	Daiichi Sankyo Co., Ltd.	58,200	978,518
	Daikin Industries Ltd.	22,500	619,470
	Dainippon Pharma Co., Ltd.	17,000	141,904
	Daito Trust Construction Co., Ltd.	6,900	232,612
	Daiwa House Industry Co., Ltd.	44,000	357,559
	Daiwa Securities Group, Inc.	115,000	509,640
	Dena Co. Ltd.	24	78,929
	Denki Kagaku Kogyo Kabushiki Kaisha	25,000	45,336
	Denso Corp.	41,900	847,023
	Dentsu, Inc.	17,000	261,190
	Diamond Lease Co., Ltd.	3,720	79,309
	Dowa Mining Co., Ltd.	24,000	90,736
	East Japan Railway Co.	29,206	1,522,632
	Eisai Co., Ltd.	22,000	647,562
	Electric Power Development Co.	11,300	337,017

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Elpida Memory, Inc. (a)	13,500	$95,142
	FamilyMart Co., Ltd.	5,700	173,562
	Fanuc Ltd.	16,400	1,121,711
	Fast Retailing Co., Ltd.	4,000	457,998
	Fuji Electric Holdings Co., Ltd.	31,800	37,904
	Fuji Heavy Industries Ltd.	47,000	156,428
	Fuji Media Holdings, Inc.	54	60,695
	Fuji Photo Film Co., Ltd.	42,100	926,680
	Fujitsu Ltd.	159,000	596,605
	Fukuoka Financial Group, Inc.	67,000	206,283
	Furukawa Electric Co., Ltd.	55,000	157,566
	The Gunma Bank Ltd.	27,000	146,916
	HASEKO Corp.	108,000	50,965
	The Hachijuni Bank Ltd.	31,000	180,851
	Hakuhodo DY Holdings, Inc.	1,140	49,036
	Hankyu Hanshin Holdings, Inc.	96,000	436,586
	Hikari Tsushin, Inc.	800	15,230
	Hino Motors Ltd.	22,000	48,519
	Hirose Electric Co., Ltd.	2,800	270,853
	The Hiroshima Bank Ltd.	34,000	130,309
	Hisamitsu Pharmaceutical Co., Ltd.	6,300	194,644
	Hitachi Chemical Co., Ltd.	8,700	105,234
	Hitachi Construction Machinery Co., Ltd.	11,300	149,187
	Hitachi High-Technologies Corp.	4,300	60,979
	Hitachi Ltd.	287,000	785,232
	Hitachi Metals Ltd.	13,000	92,529
	Hokkaido Electric Power Co., Inc.	14,800	297,600
	Hokuhoku Financial Group, Inc.	84,100	154,356
	Hokuriku Electric Power	16,000	384,881
	Honda Motor Co., Ltd.	140,300	3,339,950
	Hoya Corp.	35,400	704,515
	IHI Corp.	98,000	112,588
	Ibiden Co., Ltd.	11,700	286,194
	Idemitsu Kosan Co., Ltd.	2,000	151,086
	Inpex Corp.	68	481,569
	Isetan Mitsukoshi Holdings Ltd.	30,105	232,976
	Isuzu Motors Ltd.	110,000	135,105
	Ito En, Ltd.	5,800	71,211
	Itochu Corp.	129,000	636,489
	Itochu Techno-Science Corp.	1,300	27,130
	The Iyo Bank Ltd.	23,000	233,264
	J Front Retailing Co. Ltd.	34,600	120,418
	JFE Holdings, Inc.	44,800	988,880
	JGC Corp.	19,000	219,387
	JS Group Corp.	19,900	225,065
	JSR Corp.	15,400	181,194
	JTEKT Corp.	15,600	110,253

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Jafco Co., Ltd.	1,900	$34,272
	Japan Airlines Corp. (a)	87,000	176,557
	Japan Petrolleum Explora	3,000	122,207
	Japan Prime Realty Investment Corp.	62	115,213
	Japan Real Estate Investment Corp.	37	284,241
	Japan Retail Fund Investment Corp.	37	141,727
	The Japan Steel Works, Ltd.	32,000	305,084
	Japan Tobacco, Inc.	385	1,029,176
	The Joyo Bank Ltd.	52,000	241,119
	Jupiter Telecommunications Co., Ltd.	159	106,215
	KDDI Corp.	250	1,177,285
	Kajima Corp.	67,800	167,963
	Kamigumi Co., Ltd.	23,000	153,119
	Kaneka Corp.	26,000	128,548
	The Kansai Electric Power Co., Inc.	65,400	1,421,306
	Kansai Paint Co., Ltd.	14,000	78,397
	Kao Corp.	44,000	858,546
	Kawasaki Heavy Industries Ltd.	142,000	285,076
	Kawasaki Kisen Kaisha Ltd.	53,000	166,583
	Keihin Electric Express Railway Co., Ltd.	32,000	230,901
	Keio Electric Railway Co., Ltd.	42,000	239,160
	Keisei Electric Railway Co., Ltd.	31,000	156,106
	Keyence Corp.	3,520	665,937
	Kikkoman Corp.	16,000	134,927
	Kinden Corp.	7,000	57,238
	Kintetsu Corp.	137,000	569,522
	Kirin Holdings Co., Ltd.	67,000	715,766
	Kobe Steel Ltd.	208,000	268,976
	Komatsu Ltd.	77,400	856,567
	Konami Corp.	9,800	149,026
	Konica Minolta Holdings, Inc.	41,000	357,380
	Kubota Corp.	94,000	520,925
	Kuraray Co., Ltd.	30,000	257,580
	Kurita Water Industries Ltd.	10,600	206,290
	Kyocera Corp.	14,200	947,836
	Kyowa Hakko Kirin Co. Ltd.	22,000	187,636
	Kyushu Electric Power Co., Inc.	32,400	727,458
	Lawson, Inc.	6,500	270,009
	Leopalace21 Corp.	11,400	68,161
	Mabuchi Motor Co., Ltd.	2,000	81,461
	Makita Corp.	10,500	239,802
	Marubeni Corp.	146,000	459,832
	Marui Group Co. Ltd.	26,700	143,524
	Maruichi Steel Tube Ltd.	4,400	94,840
	Matsui Securities Co., Ltd.	7,900	51,870
	Mazda Motor Corp.	74,000	125,447
	Mediceo Paltac Holdings Co., Ltd.	9,400	100,291

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Meiji Dairies Corp.	29,000	$119,362
	Minebea Co., Ltd.	29,000	106,815
	Mitsubishi Chemical Holdings Corp.	103,000	355,469
	Mitsubishi Corp.	116,100	1,539,106
	Mitsubishi Electric Corp.	166,000	754,399
	Mitsubishi Estate Co., Ltd.	100,000	1,134,432
	Mitsubishi Gas Chemical Co., Inc.	31,000	134,115
	Mitsubishi Heavy Industries Ltd.	275,200	842,377
	Mitsubishi Logistics Corp.	9,000	88,558
	Mitsubishi Materials Corp.	99,000	269,676
	Mitsubishi Motors Corp. (a)	288,000	368,927
	Mitsubishi Rayon Co., Ltd.	57,000	110,043
	Mitsubishi Tanabe Pharma Corp.	20,000	199,106
	Mitsubishi UFJ Financial Group, Inc.	941,274	4,637,398
	Mitsui & Co., Ltd.	147,000	1,497,532
	Mitsui Chemicals, Inc.	55,000	134,628
	Mitsui Engineering & Shipbuilding Co., Ltd.	58,000	98,055
	Mitsui Fudosan Co., Ltd.	72,000	789,830
	Mitsui Mining & Smelting Co., Ltd.	63,000	104,816
	Mitsui OSK Lines Ltd.	93,000	460,252
	Mitsui Sumitomo Insurance Group Holdings, Inc.	32,357	762,338
	Mitsumi Electric Co., Ltd.	7,400	108,090
	Mizuho Financial Group, Inc.	813,246	1,588,076
	Murata Manufacturing Co., Ltd.	18,400	713,871
	NEC Corp.	165,000	448,759
	NEC Electronics Corp. (a)	1,200	7,378
	NGK Insulators Ltd.	21,000	328,452
	NGK Spark Plug Co., Ltd.	15,000	127,686
	NHK Spring Co., Ltd.	9,000	32,720
	NOK Corp.	10,600	91,303
	NSK Ltd.	35,000	135,853
	NTN Corp.	26,000	73,787
	NTT Data Corp.	113	309,559
	NTT DoCoMo, Inc.	1,338	1,822,939
	NTT Urban Development Co.	70	56,653
	Namco Bandai Holdings, Inc.	16,700	167,643
	Nidec Corp.	9,200	414,136
	Nikon Corp.	29,000	330,051
	Nintendo Co., Ltd.	8,500	2,486,520
	Nippon Building Fund, Inc.	45	388,934
	Nippon Electric Glass Co.	30,500	216,322
	Nippon Express Co., Ltd.	70,000	220,600
	Nippon Meat Packers, Inc.	18,000	189,212
	Nippon Mining Holdings, Inc.	76,000	304,629
	Nippon Oil Corp.	113,000	563,035
	Nippon Paper Group, Inc.	8,500	206,945
	Nippon Sanso Corp.	19,000	125,405

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Nippon Sheet Glass Co., Ltd.	58,000	$145,025
	Nippon Steel Corp.	437,000	1,180,221
	Nippon Telegraph & Telephone Corp.	43,600	1,663,981
	Nippon Yusen Kabushiki Kaisha	100,000	386,298
	Nipponkoa Insurance Co., Ltd.	53,000	306,870
	The Nishi-Nippon City Bank Ltd.	48,000	105,136
	Nissan Chemical Industries Ltd.	16,000	134,833
	Nissan Motor Co., Ltd.	193,600	699,734
	Nissay Dowa General Insurance Co., Ltd.	8,000	30,821
	Nisshin Seifun Group, Inc.	11,500	123,906
	Nisshin Steel Co., Ltd.	49,000	83,147
	Nisshinbo Industries, Inc.	12,000	114,377
	Nissin Foods Holdings Co., Ltd.	7,500	222,076
	Nitori Co., Ltd.	3,450	193,094
	Nitto Denko Corp.	14,110	288,739
	Nomura Holdings, Inc.	206,700	1,048,591
	Nomura Real Estate Holdings, Inc.	3,000	45,766
	Nomura Real Estate Office Fund, Inc.	20	112,031
	Nomura Research Institute Ltd.	8,700	136,566
	OJI Paper Co., Ltd.	73,000	299,057
	ORIX Corp.	7,920	260,659
	Obayashi Corp.	54,000	263,468
	Obic Co., Ltd.	430	54,184
	Odakyu Electric Railway Co., Ltd.	53,000	411,758
	Olympus Corp.	20,000	326,372
	Omron Corp.	14,500	171,984
	Ono Pharmacecutical Co., Ltd.	7,600	330,458
	Onward Holdings Co., Ltd.	7,000	46,337
	Oracle Corp. Japan	2,400	91,209
	Oriental Land Co., Ltd.	4,100	261,260
	Osaka Gas Co., Ltd.	166,000	519,637
	Osaka Titanium Technologies Co.	1,500	39,315
	Otsuka Shokai Co., Ltd.	700	26,175
	Panasonic Corp.	157,000	1,733,094
	Panasonic Electric Works Ltd.	32,873	240,636
	Promise Co., Ltd.	5,900	93,437
	Rakuten, Inc.	539	259,397
	Resona Holdings, Inc.	44,700	602,643
	Ricoh Co., Ltd.	58,000	701,331
	Rohm Co., Ltd.	8,700	434,675
	SBI Holdings, Inc.	1,486	155,789
	SMC Corp.	4,900	477,564
	Sankyo Co., Ltd. (Gunma)	4,600	201,036
	Santen Pharmaceutical Co., Ltd.	5,100	140,691
	Sanyo Electric Co., Ltd. (a)	154,000	231,118
	Sapporo Hokuyo Holdings, Inc.	17,000	48,206
	Sapporo Holdings Ltd.	23,000	88,054

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Secom Co., Ltd.	18,200	$673,847
	Sega Sammy Holdings, Inc.	17,632	156,401
	Seiko Epson Corp.	10,300	141,675
	Sekisui Chemical Co., Ltd.	34,000	169,822
	Sekisui House Ltd.	37,000	283,251
	Seven & I Holdings Co., Ltd.	70,000	1,545,394
	Seven Bank Ltd.	40	106,570
	Sharp Corp.	88,000	704,195
	Shikoku Electric Power Co., Inc.	16,200	432,654
	Shimadzu Corp.	26,000	167,826
	Shimamura Co., Ltd.	1,500	80,320
	Shimano, Inc.	5,600	170,490
	Shimizu Corp.	48,000	200,922
	Shin-Etsu Chemical Co., Ltd.	35,300	1,734,300
	Shinko Electric Industries	3,400	32,753
	Shinko Securities Co., Ltd.	40,300	79,551
	Shinsei Bank Ltd.	122,000	123,968
	Shionogi & Co., Ltd.	26,000	448,156
	Shiseido Co., Ltd.	29,000	425,170
	The Shizuoka Bank Ltd.	52,000	471,556
	Showa Denko KK	103,000	128,016
	Showa Shell Sekiyu KK	19,900	182,769
	Softbank Corp.	64,600	831,965
	Sojitz Corp.	99,900	120,095
	Sompo Japan Insurance, Inc.	71,800	376,341
	Sony Corp.	84,800	1,754,044
	Sony Financial Holdings, Inc.	70	188,790
	Square Enix Holdings Co., Ltd.	5,500	104,308
	Stanley Electric Co., Ltd.	11,100	124,811
	Sumco Corp.	11,300	168,346
	Sumitomo Chemical Co., Ltd.	135,000	464,120
	Sumitomo Corp.	96,700	840,273
	Sumitomo Electric Industries Ltd.	64,700	545,142
	Sumitomo Heavy Industries Ltd.	55,000	185,513
	Sumitomo Metal Industries Ltd.	331,000	671,760
	Sumitomo Metal Mining Co., Ltd.	45,000	432,654
	Sumitomo Mitsui Financial Group, Inc.	57,100	2,010,570
	Sumitomo Realty & Development Co., Ltd.	33,000	368,694
	Sumitomo Rubber Industries, Ltd.	17,100	114,632
	The Sumitomo Trust & Banking Co., Ltd.	125,000	483,974
	Suruga Bank Ltd.	19,000	158,512
	Suzuken Co., Ltd.	5,000	131,154
	Suzuki Motor Corp.	31,800	534,862
	T&D Holdings, Inc.	19,600	477,351
	TDK Corp.	11,300	427,138
	THK Co., Ltd.	9,200	124,734
	Taiheiyo Cement Corp.	78,000	114,892

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Taisei Corp.	93,000	$178,347
	Taisho Pharmaceutical Co., Ltd.	11,000	205,070
	Takashimaya Co., Ltd.	24,000	139,084
	Takeda Pharmaceutical Co., Ltd.	69,800	2,421,681
	Takefuji Corp.	8,870	41,954
	Teijin Ltd.	85,000	185,721
	Terumo Corp.	14,800	549,757
	Tobu Railway Co., Ltd.	66,000	334,838
	Toho Co., Ltd.	7,400	103,904
	Toho Gas Co., Ltd.	45,000	206,971
	Tohoku Electric Power Co., Inc.	36,500	803,384
	Tokio Marine Holdings, Inc.	58,200	1,433,407
	Tokuyama Corp.	20,000	128,421
	Tokyo Broadcasting System HD	3,500	46,182
	The Tokyo Electric Power Co., Inc.	104,300	2,606,835
	Tokyo Electron Ltd.	15,300	573,042
	Tokyo Gas Co., Ltd.	198,000	694,618
	Tokyo Steel Manufacturing Co., Ltd.	9,700	97,767
	Tokyo Tatemono Co., Ltd.	22,000	57,106
	Tokyu Corp.	98,000	411,752
	Tokyu Land Corp.	39,000	108,754
	TonenGeneral Sekiyu KK	25,000	244,976
	Toppan Printing Co., Ltd.	41,000	281,427
	Toray Industries, Inc.	117,700	474,511
	Toshiba Corp.	251,000	653,878
	Tosoh Corp.	49,000	93,412
	Toto Ltd.	22,000	111,185
	Toyo Seikan Kaisha Ltd.	13,800	203,700
	Toyo Suisan Kaisha, Ltd.	9,000	185,703
	Toyoda Gosei Co., Ltd.	5,300	81,149
	Toyota Boshoku Corp.	3,800	39,610
	Toyota Industries Corp.	15,400	331,714
	Toyota Motor Corp.	236,100	7,499,448
	Toyota Tsusho Corp.	16,700	163,191
	Trend Micro, Inc.	9,500	271,383
	Tsumura & Co.	5,500	142,319
	UNY Co., Ltd.	16,000	126,863
	USS Co., Ltd.	1,440	63,148
	Ube Industries Ltd.	87,000	159,207
	Uni-Charm Corp.	3,600	218,826
	Ushio, Inc.	7,800	110,258
	West Japan Railway Co.	148	469,297
	Yahoo! Japan Corp.	1,211	318,902
	Yakult Honsha Co., Ltd.	6,800	121,677
	Yamada Denki Co., Ltd.	7,440	293,619
	Yamaguchi Financial Group, Inc.	21,000	199,059

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Yamaha Corp.	12,000	$118,043
	Yamaha Motor Co., Ltd.	17,300	155,213
	Yamato Kogyo Co. Ltd.	3,500	75,571
	Yamato Transport Co., Ltd.	35,000	331,941
	Yamazaki Baking Co., Ltd.	8,000	86,192
	Yaskawa Electric Corp.	16,000	70,041
	The Yasuda Trust & Banking Co., Ltd.	145,000	135,160
	Yokogawa Electric Corp.	12,700	51,582

			139,774,797

Kazakhstan - 0.0%	Eurasian Natural Resources Corp.	25,222	163,210

Luxembourg - 0.4%	ArcelorMittal	74,127	1,512,465
	SES Global	24,950	476,244
	Tenaris SA	41,388	420,648

			2,409,357

Netherlands - 2.3%	ASML Holding NV	38,616	679,951
	Aegon NV	118,623	459,833
	Akzo Nobel NV	21,126	800,071
	Corio NV	3,871	160,096
	Fugro NV	5,295	168,158
	Heineken Holding NV	10,233	248,074
	Heineken NV	21,589	613,285
	ING Groep NV CVA	167,128	915,767
	Koninklijke Ahold NV	104,951	1,149,502
	Koninklijke Boskalis Westminster NV	4,333	87,053
	Koninklijke DSM NV	12,006	315,910
	Koninklijke KPN NV	152,673	2,038,349
	Koninklijke Philips Electronics NV	82,574	1,222,276
	Randstad Holdings NV	8,903	151,034
	Reed Elsevier NV	55,275	591,490
	SBM Offshore NV	12,600	167,575
	SNS Reaal	12,764	45,027
	TNT NV	31,865	546,179
	Unilever NV	138,289	2,724,461
	Wolters Kluwer NV	23,939	388,045

			13,472,136

New Zealand - 0.1%	Auckland International Airport Ltd.	55,023	53,682
	Contact Energy Ltd.	18,866	61,568
	Fletcher Building Ltd.	44,823	153,375
	Sky City Ltd.	35,133	56,342
	Telecom Corp. of New Zealand Ltd.	161,245	210,135

			535,102

Norway - 0.7%	Aker Solutions ASA	14,554	93,983
	DnB NOR ASA	64,699	290,248
	Frontline Ltd.	4,600	81,769
	Norsk Hydro ASA	60,604	228,045
	Orkla ASA	73,076	501,302
	Renewable Energy Corp. ASA (a)	13,105	113,338
	StatoilHydro ASA	112,182	1,963,264

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Telenor ASA	55,995	$320,102
	Telenor ASA (b)	5,999	102,943
	Yara International ASA	17,600	384,506

			4,079,500

Portugal - 0.3%	Banco Comercial Portugues SA Registered Shares	209,889	172,137
	Banco Espirito Santo SA Registered Shares	17,884	69,792
	Brisa-Auto Estradas de Portugal SA Private Shares	20,401	141,439
	Cimpor Cimentos de Portugal SA	26,806	133,445
	Energias de Portugal SA	162,301	562,640
	Galp Energia SGPS SA	15,896	189,303
	Jeronimo Martins SGPS SA	17,014	83,764
	Portugal Telecom SGPS SA Registered Shares	53,624	414,243
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	15,808	84,100

			1,850,863

Singapore - 1.1%	Ascendas Real Estate Investment Trust	124,962	100,530
	CapitaLand Ltd.	239,749	367,627
	CapitaMall Trust	157,700	137,363
	City Developments Ltd.	46,535	156,637
	ComfortDelgro Corp. Ltd.	125,816	112,674
	Cosco Corp. (Singapore) Ltd.	75,002	40,499
	DBS Group Holdings Ltd.	151,407	844,086
	Fraser and Neave Ltd.	68,096	113,439
	Genting International Plc (a)	149,388	51,601
	Golden Agri-Resources Ltd.	425,877	77,215
	Jardine Cycle & Carriage Ltd.	10,721	83,696
	Keppel Corp. Ltd.	119,616	395,194
	Neptune Orient Lines Ltd.	44,200	34,355
	Noble Group Ltd.	175,720	137,545
	Olam International Ltd.	115,900	111,645
	Oversea-Chinese Banking Corp.	222,914	710,641
	Parkway Holdings Ltd.	109,706	83,792
	SembCorp Industries Ltd.	81,590	126,546
	Sembcorp Marine Ltd.	87,197	103,815
	Singapore Airlines Ltd.	44,009	290,234
	Singapore Exchange Ltd.	81,000	272,170
	Singapore Press Holdings Ltd.	130,316	216,844
	Singapore Technologies Engineering Ltd.	114,213	185,045
	Singapore Telecommunications Ltd.	706,132	1,177,029
	UOL Group Ltd.	20,457	25,215
	United Overseas Bank Ltd.	107,572	689,998
	Wilmar International Ltd.	68,670	143,687

			6,789,122

Spain - 4.1%	ACS Actividades de Construccion y Servicios, SA	16,152	669,956
	Abertis Infraestructuras SA	23,524	367,658
	Acciona SA	2,511	258,289
	Acerinox SA	12,303	143,308

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Banco Bilbao Vizcaya Argentaria SA	300,646	$2,440,279
	Banco de Sabadell SA	80,602	404,543
	Banco de Valencia SA	14,005	116,187
	Banco Popular Espanol SA	69,256	438,407
	Banco Santander SA	698,032	4,812,793
	Bankinter SA	23,192	245,384
	Cintra Concesiones de Infraestructuras de Transporte SA	21,741	97,256
	Corp. Mapfre SA	60,353	132,159
	Criteria Caixacorp. SA	73,842	238,133
	Enagas	15,736	222,815
	Fomento de Construcciones y Contratas SA	3,759	115,038
	Gamesa Corp. Tecnologica SA	16,408	210,458
	Gas Natural SDG SA	9,837	134,697
	Gestevision Telecinco SA	10,684	74,040
	Grifols SA	11,234	161,803
	Grupo Ferrovial SA	5,552	118,391
	Iberdrola Renovables (a)	74,326	307,839
	Iberdrola SA	296,550	2,080,597
	Iberia Lineas Aereas de Espana	40,744	85,449
	Inditex SA	19,120	745,088
	Indra Sistemas SA	9,965	192,145
	Red Electrica de Espana	9,950	388,698
	Repsol YPF SA	61,765	1,065,756
	Sacyr Vallehermoso SA	6,339	48,826
	Telefonica SA	360,374	7,186,350
	Union Fenosa SA	32,135	767,882
	Zardoya Otis SA	9,124	166,792

			24,437,016

Sweden - 2.1%	Alfa Laval AB	30,393	229,880
	Assa Abloy AB Series B	29,377	274,914
	Atlas Copco AB Class A	60,148	451,638
	Atlas Copco AB Class B	31,386	213,657
	Electrolux AB	25,175	197,035
	Getinge AB Class B	16,341	158,262
	Hennes & Mauritz AB B Shares	42,065	1,577,023
	Holmen AB Class B	3,145	52,259
	Husqvarna AB	19,458	78,605
	Husqvarna AB (a)	9,729	39,061
	Investor AB	38,800	490,636
	Lundin Petroleum AB (a)	15,302	82,926
	Millicom International Cellular SA (b)	6,052	226,534
	Modern Times Group AB	4,332	73,784
	Nordea Bank AB	176,151	876,483
	SKB AB	36,016	311,755
	SSAB Svenskt Stal AB Series A	15,321	130,244
	SSAB Svenskt Stal AB Series B	6,267	49,635

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sandvik AB	85,694	$490,894
	Scania AB	24,889	202,552
	Securitas AB	29,048	212,021
	Skandinaviska Enskilda Banken AB (a)	90,096	278,419
	Skandinaviska Enskilda Banken AB Class A	40,953	128,604
	Skanska AB Class B	32,205	277,976
	Svenska Cellulosa AB	48,073	364,859
	Svenska Handelsbanken Class A	38,812	548,452
	Swedbank AB - A Shares	34,000	113,274
	Swedish Match AB	23,550	340,605
	Tele2 AB	24,366	205,405
	Telefonaktiebolaget LM Ericsson	252,889	2,044,655
	TeliaSonera AB	185,701	893,167
	Volvo AB A Shares	31,413	167,020
	Volvo AB B Shares	92,021	488,288

			12,270,522

Switzerland - 8.1%	ABB Ltd.	192,433	2,683,817
	Actelion Ltd. (a)	8,704	397,219
	Adecco SA Registered Shares	10,847	338,972
	Aryzta AG (a)	7,200	171,941
	BKW FMB Energie AG	995	71,616
	Baloise Holding AG	4,412	281,982
	Compagnie Financiere Richemont SA	46,224	721,720
	Credit Suisse Group AG	92,349	2,811,840
	EFG International AG	2,886	21,491
	Geberit AG	3,498	314,243
	Givaudan SA	578	299,169
	Holcim Ltd.	17,616	627,460
	Julius Baer Holding AG Class B	18,593	456,845
	Kuehne & Nagel International AG	4,766	278,094
	Lindt & Spruengli AG	75	100,330
	Lindt & Spruengli AG ‘R’	9	146,223
	Logitech International SA (a)	15,223	157,529
	Lonza Group AG Registered Shares	4,545	449,054
	Nestle SA Registered Shares	334,808	11,311,276
	Nobel Biocare Holding AG	10,422	177,890
	Novartis AG Registered Shares	207,954	7,867,641
	Pargesa Holding SA	2,669	141,616
	Roche Holding AG	61,399	8,427,022
	SGS SA	415	435,516
	Schindler Holding AG	3,746	176,891
	Sonova Holding AG	4,167	251,499
	Straumann Holding AG Registered Shares	806	124,794
	Sulzer AG	2,539	131,020
	The Swatch Group Ltd. Bearer Shares	2,721	328,179
	The Swatch Group Ltd. Registered Shares	4,656	113,755
	Swiss Life Holding	3,086	212,808

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Swiss Reinsurance Co. Registered Shares	29,388	$480,155
	Swisscom AG	2,120	595,247
	Syngenta AG	8,496	1,707,803
	Synthes, Inc.	5,231	582,731
	UBS AG	258,098	2,419,732
	Zurich Financial Services AG	12,398	1,959,421

			47,774,541

United Kingdom - 19.2%	3i Group Plc	32,841	127,845
	Admiral Group Plc	13,207	161,568
	Amec Plc	28,149	214,961
	Anglo American Plc	110,858	1,887,754
	Antofagasta Plc	33,636	243,414
	Associated British Foods Plc	29,319	269,116
	AstraZeneca Plc	122,389	4,334,389
	Autonomy Corp Plc (a)	17,659	329,685
	Aviva Plc	226,200	701,444
	BAE Systems Plc	299,893	1,438,317
	BG Group Plc	284,568	4,292,535
	BHP Billiton Plc	187,704	3,702,567
	BP Plc	1,587,987	10,648,019
	BT Group Plc	656,479	732,405
	Balfour Beatty Plc	42,120	197,517
	Barclays Plc	707,373	1,501,835
	Berkeley Group Holdings Plc (a)	4,666	59,328
	British Airways Plc	45,251	91,108
	British American Tobacco Plc	161,094	3,721,396
	British Land Co. Plc	72,653	375,399
	British Sky Broadcasting Plc	96,510	599,006
	Bunzl Plc	30,014	235,069
	Burberry Group Plc	38,331	154,599
	Cable & Wireless Plc	220,100	440,155
	Cadbury Plc	116,149	876,109
	Cairn Energy Plc (a)	10,300	321,116
	Capita Group Plc	52,466	510,276
	Carnival Plc	15,326	348,070
	The Carphone Warehouse Plc	32,874	58,969
	Centrica Plc	433,967	1,416,605
	Cobham Plc	95,769	235,703
	Compass Group Plc	157,048	718,212
	Daily Mail & General Trust	24,362	81,561
	Diageo Plc	212,136	2,368,880
	Drax Group Plc	27,189	201,402
	Experian Group Ltd.	86,869	543,188
	Firstgroup Plc	38,694	148,440
	Friends Provident Plc	186,698	185,124
	GlaxoSmithKline Plc	440,220	6,856,267
	Group 4 Securicor Plc	107,676	299,193

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	HSBC Holdings Plc	1,027,801	$5,722,336
	Hammerson Plc	59,263	216,222
	Hays Plc	87,373	91,171
	Home Retail Group	74,881	241,096
	ICAP Plc	44,449	193,564
	IMI Plc	24,844	96,607
	ITV Plc	287,054	78,183
	Imperial Tobacco Group Plc	86,456	1,941,656
	Intercontinental Hotels Group Plc	21,866	165,903
	International Power Plc	128,927	389,358
	Invensys Plc (a)	64,547	153,685
	Investec Plc	25,570	107,063
	J Sainsbury Plc	93,560	419,360
	Johnson Matthey Plc	18,844	284,892
	Kazakhmys Plc	17,122	91,307
	Kingfisher Plc	216,514	464,100
	Ladbrokes Plc	53,298	139,918
	Land Securities Group Plc	66,815	418,670
	Legal & General Group Plc	504,688	310,733
	Liberty International Plc	20,162	112,460
	Lloyds TSB Group Plc	865,973	876,751
	LogicaCMG Plc	120,610	109,956
	London Stock Exchange Group Plc	12,046	97,398
	Lonmin Plc	12,492	255,377
	Man Group Plc	145,069	454,612
	Marks & Spencer Group Plc	139,616	591,913
	Meggitt Plc	59,138	108,833
	National Grid Plc	206,807	1,588,375
	Next Plc	18,727	355,368
	Old Mutual Plc	426,372	317,419
	Pearson Plc	70,844	712,426
	Prudential Plc	214,012	1,037,507
	Reckitt Benckiser Plc	51,016	1,914,096
	Reed Elsevier Plc	95,363	683,753
	Rexam Plc	54,834	211,895
	Rio Tinto Plc Registered Shares	84,890	2,850,434
	Rolls-Royce Group Plc	155,976	657,028
	Royal Bank of Scotland Group Plc	1,501,988	529,380
	Royal Dutch Shell Plc	301,668	6,781,701
	Royal Dutch Shell Plc Class B	228,127	4,962,852
	Royal & Sun Alliance Insurance Group	278,864	520,016
	SABMiller Plc	76,310	1,134,624
	Sage Group Plc	112,528	272,706
	Schroders Plc	11,024	124,968
	Scottish & Southern Energy Plc	77,596	1,232,996
	Segro Plc	35,377	11,531
	Serco Group Plc	45,013	235,862

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Severn Trent Plc	20,082	$285,000
	Shire Ltd.	47,680	583,893
	Smith & Nephew Plc	75,444	469,594
	Smiths Group Plc	33,055	316,980
	Stagecoach Group Plc	47,835	82,173
	Standard Chartered Plc	160,901	1,997,950
	Standard Life Plc	171,156	407,615
	TUI Travel Plc	39,184	128,584
	Tate & Lyle Plc	39,117	145,912
	Tesco Plc	666,621	3,184,939
	Thomas Cook Group Plc	31,456	108,320
	Thomson Reuters Plc	17,001	379,629
	Tomkins Plc	78,603	136,382
	Tullow Oil Plc	67,293	773,703
	Unilever Plc	109,164	2,064,255
	United Business Media Ltd.	20,525	125,246
	United Utilities Group Plc	59,744	414,120
	Vedanta Resources Plc	11,572	112,189
	Vodafone Group Plc	4,446,200	7,751,722
	WPP Plc	98,929	556,355
	Whitbread Plc	17,348	195,916
	William Morrison Supermarkets Plc	201,792	738,795
	Wolseley Plc	56,432	186,299
	Xstrata Plc	161,811	1,085,420

			114,127,598

	Total Common Stocks - 95.6%		566,948,518

	Exchange-Traded Funds

	iShares MSCI EAFE Index Fund (c)	35,845	1,347,414

	Total Exchange-Traded Funds - 0.2%		1,347,414

	Preferred Stocks

Germany - 0.2%	Henkel KGaA, 1.75%	15,700	426,774
	RWE AG, 3.50%	2,932	181,958
	Volkswagen AG, 4.35%	8,743	502,054

	Total Preferred Stocks- 0.2%		1,110,786

	Rights

Belgium - 0.0%	Fortis (d)	184,182	2

Finland - 0.0%	Pohjola Bank Plc (e)	7,080	9,622

Ireland - 0.1%	CRH Plc- FPR	13,410	289,519

Japan - 0.0%	Dowa Mining Co., Ltd. (f)	7,000	0

Portugal - 0.0%	Banco Espirito Santo SA (g)	17,884	28,513

Spain - 0.0%	Gas Natural	9,837	134,485
	Mapfre SA (h)	60,353	802

			135,287

Sweden - 0.0%	Nordea Bank AB (i)	1,937,661	221,598

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Rights	Shares	Value

United Kingdom - 0.2%	HSBC Holdings Plc (i)	428,250	$866,405
	Royal Bank of Scotland Group Plc (j)	643,709	9
	Segro Plc (j)	424,524	29,238

			895,652

	Total Rights - 0.3%		1,580,193

	Total Long-Term Investments (Cost - $850,682,819) - 96.3%		570,986,911

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, 0.72% (k)(l)	14,218,720	14,218,720

	Total Short-Term Securities (Cost - $14,218,720) - 2.4%		14,218,720

	Total Investments (Cost - $864,901,539*) - 98.7%		585,205,631
	Other Assets Less Liabilities- 1.3%		7,936,051

	Net Assets - 100.0%		$593,141,682

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$884,001,037

Gross unrealized appreciation	$20,029,289
Gross unrealized depreciation	(318,824,695)

Net unrealized depreciation	$(298,795,406)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or a portion of security has been pledged as collateral in connection with open financial future contracts.

(d)	The rights may be exercised until 7/01/14.

(e)	The rights may be exercised until 4/24/09.

(f)	The rights may be exercised until 1/29/10.

(g)	The rights may be exercised until 4/07/09.

(h)	The rights may be exercised until 4/01/09.

(i)	The rights may be exercised until 4/03/09.

(j)	The rights may be exercised until 4/06/09.

(k)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate		Net Activity	Income

BlackRock Liquidity Funds,
TempCash		14,218,720	$8,265
BlackRock Liquidity Series,
LLC Cash Sweeps Series	USD	(11,259,665)	$7,114

(l)	Represents the current yield as of report date.

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

4	CAC40 10 Euro Future	Eurex	June 2009	$142,639	$1,143
196	DJ Euro Stoxx 50	Eurex	June 2009	$5,208,749	(18,852)
1	Dax Index 25 Euro	Eurex Deutschland	June 2009	$137,416	(1,168)
84	FTSE 100 Index Future	LIFFE	June 2009	$4,609,671	72,798
5	Hang Seng Index Future	Hong Kong	April 2009	$445,684	(8,428)
1	IBEX 35 Plus	Eurex	April 2009	$103,404	141
76	OMX Stock Index Future	Stockholm	April 2009	$610,633	(14,470)
2	S&P MIB Index	Eurex	June 2009	$195,587	9,390
28	SPI 200 Index Future	Sydney	June 2009	$1,723,452	12,286
66	TOPIX Index Future	Tokyo	June 2009	$4,943,050	237,735

Total					$290,575

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	265,000	USD	230,913	UBS AG	4/01/09	$1,890
SGD	46,000	USD	30,217	UBS AG	4/01/09	27
GBP	1,000,000	USD	1,432,700	Credit Suisse
				International	4/02/09	2,144
SEK	2,500,000	USD	302,770	UBS AG	4/02/09	1,389
AUD	2,821,000	USD	1,872,694	UBS AG	5/14/09	82,568
AUD	247,000	USD	162,501	Credit Suisse
				International	5/14/09	8,697
USD	546,345	AUD	852,000	Credit Suisse
				International	5/14/09	(44,185)
USD	532,896	AUD	806,000	UBS AG	5/14/09	(25,750)
CHF	248,000	USD	215,597	UBS AG	5/14/09	2,480
USD	165,470	CHF	196,000	UBS AG	5/14/09	(6,881)
USD	43,946	CHF	52,000	Credit Suisse
				International	5/14/09	(1,780)
DKK	212,000	USD	36,503	UBS AG	5/14/09	1,270
EUR	4,930,000	USD	6,416,950	UBS AG	5/14/09	132,955
EUR	2,021,000	USD	2,613,430	Credit Suisse
				International	5/14/09	71,633
USD	2,359,426	EUR	1,826,000	Credit Suisse
				International	5/14/09	(66,563)
USD	1,332,049	EUR	1,046,000	UBS AG	5/14/09	(57,647)
GBP	551,000	USD	796,013	Credit Suisse
				International	5/14/09	(5,308)
GBP	3,414,600	USD	4,895,160	UBS AG	5/14/09	4,909
USD	2,546,878	GBP	1,784,000	Credit Suisse
				International	5/14/09	(13,224)
USD	751,927	GBP	532,000	UBS AG	5/14/09	(11,511)
USD	82,791	GBP	59,000	HSBC Bank USA,
				NA	5/14/09	(1,876)

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	3,644,000	USD	470,106	UBS AG	5/14/09	$178
USD	188,994	HKD	1,465,000	UBS AG	5/14/09	(75)
JPY	519,759,000	USD	5,452,584	UBS AG	5/14/09	(198,293)
JPY	191,675,000	USD	2,014,104	Credit Suisse
				International	5/14/09	(76,444)
USD	2,988,296	JPY	291,605,000	UBS AG	5/14/09	40,434
USD	534,662	JPY	51,363,000	Credit Suisse
				International	5/14/09	15,429
USD	156,099	JPY	15,406,000	HSBC Bank USA,
				NA	5/14/09	359
NZD	68,000	USD	36,628	UBS AG	5/14/09	2,048
SEK	9,979,800	USD	1,164,512	UBS AG	5/14/09	49,628
USD	901,777	SEK	7,635,000	UBS AG	5/14/09	(27,095)
USD	39,175	SEK	341,000	HSBC Bank USA,
				NA	5/14/09	(2,311)
SGD	29,000	USD	18,661	UBS AG	5/14/09	390
SGD	58,000	USD	38,024	HSBC Bank USA,
				NA	5/14/09	78
USD	56,728	SGD	87,000	UBS AG	5/14/09	(426)

Total						$(120,863)

•	Currency Abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$18,792,042	$333,493	$(42,918)
Level 2	566,413,586	416,362	(537,225)
Level 3	3	—	—

Total	$585,205,631	$749,855	$(580,143)

* Other financial instruments are futures and foreign currency exchange contracts. Futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance, as of January 1, 2009	$26,500
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(222,004)
Net purchases (sales)	—
Net transfers in/out of Level 3	195,507

Balance, as of March 31, 2009	$3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 20, 2009